REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.4%
	ASSET MANAGEMENT — 2.6%
625,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	$ 621,045
800,000	Charles Schwab Corporation (The)(a)	H15T5Y + 3.168%	4.0000	Perpetual	793,686
					1,414,731
	AUTOMOTIVE — 5.4%
500,000	Ford Motor Credit Company, LLC		6.9500	03/06/26	502,970
650,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	640,810
63,000	General Motors Financial Company, Inc.		4.0000	10/06/26	62,898
730,000	General Motors Financial Company, Inc.(a)	H15T5Y + 4.997%	5.7000	Perpetual	733,382
325,000	Nissan Motor Acceptance Company, LLC(b)		6.9500	09/15/26	329,477
741,000	Nissan Motor Acceptance Corporation(b)		2.0000	03/09/26	732,264
					3,001,801
	BANKING — 4.2%
250,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	245,668
500,000	Citigroup, Inc.(a)	H15T5Y + 3.417%	3.8750	Perpetual	497,453
320,000	Citizens Financial Group, Inc.(a)	H15T5Y + 3.215%	4.0000	Perpetual	315,886
500,000	KeyBank NA		3.4000	05/20/26	497,506
500,000	Lloyds Banking Group plc		4.5820	12/10/25	500,100
300,000	M&T Bank Corporation(a)	H15T5Y + 2.679%	3.5000	Perpetual	289,964
					2,346,577
	BIOTECH & PHARMA — 2.1%
658,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	648,286
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	500,538
					1,148,824
	ELECTRIC UTILITIES — 4.1%
400,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	389,535
650,000	CenterPoint Energy, Inc.(a)	H15T5Y + 3.254%	7.0000	02/15/55	682,871
1,159,000	Southern Company (The)(a)	H15T5Y + 2.915%	3.7500	09/15/51	1,147,341
					2,219,747
	ENTERTAINMENT CONTENT — 0.3%
150,000	Univision Communications, Inc.(b)		4.5000	05/01/29	141,055

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.4% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7%
200,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	$ 188,270
200,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	186,429
					374,699
	OIL & GAS PRODUCERS — 0.3%
150,000	Enbridge, Inc.(a)	TSFR3M + 3.680%	5.5000	07/15/77	149,701

	SPECIALTY FINANCE — 1.9%
550,000	Ally Financial, Inc.		5.7500	11/20/25	549,898
500,000	Aviation Capital Group, LLC(b)		1.9500	01/30/26	496,843
					1,046,741
	TRANSPORTATION & LOGISTICS — 1.8%
1,000,000	Air Canada(b)		3.8750	08/15/26	992,980

	TOTAL CORPORATE BONDS (Cost $12,681,054)				12,836,856

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.5%
	U.S. TREASURY BILLS — 50.5%
28,000,000	United States Treasury Bill(c)		3.7400	03/05/26	27,645,732

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $27,641,227)				27,645,732

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 1.3%
	CALL OPTIONS PURCHASED - 1.0%
10	S&P 500 INDEX SPX US 01/16/26 C6900	IB	01/16/2026	$ 6,900	$ 6,900,000	$ 189,800
10	S&P 500 INDEX SPX US 02/20/26 C7000	IB	02/20/2026	7,000	7,000,000	191,300
5	S&P 500 INDEX SPX US 12/19/25 C6600	IB	12/19/2025	6,600	3,300,000	172,525
	TOTAL CALL OPTIONS PURCHASED (Cost - $362,450)					553,625

	PUT OPTIONS PURCHASED - 0.3%
20	S&P 500 INDEX SPX US 01/16/26 P6400	IB	01/16/2026	$ 6,400	$ 12,800,000	$ 150,100
5	S&P 500 INDEX SPX US 12/19/25 P6200	IB	12/19/2025	6,200	3,100,000	15,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $304,150)					165,300
	TOTAL INDEX OPTIONS PURCHASED (Cost - $666,600)					718,925

	TOTAL INVESTMENTS - 75.2% (Cost $40,988,881)					$ 41,201,513
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.8%					13,599,713
	NET ASSETS - 100.0%					$ 54,801,226

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
130	CME E-Mini Standard & Poor's 500 Index Future			12/22/2025	$ 44,681,000	$ 1,297,062
	TOTAL FUTURES CONTRACTS

B.V - Besloten Vennootschap

IB - Interactive Brokers

LLC - Limited Liability Company

PLC - Public Liability Company

S.A. - Société Anonyme

H15T1Y         US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

TSFR3M        Term SOFR Secured Overnight Financing Rate 3 month

(a)	Variable rate security; the rate shown represents the rate on October 31, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $3,312,986 or 6.0% of net assets.
(c)	Zero coupon bond.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.